Notes Payable, Accrued Interest and Debt Extinguishment	12 Months Ended
Dec. 31, 2011
Notes Payable, Accrued Interest and Debt Extinguishment [Abstract]
Notes Payable, Accrued Interest and Debt Extinguishment

7. Notes Payable, Accrued Interest and Debt Extinguishment

Royalty Financing

On June 21, 2011, the Company entered into an $8.5 million royalty financing agreement with a syndicate of lenders. The agreement created a debt obligation (the “Term Loan”) that will be repaid through and secured by royalties from net sales of the SUMAVEL DosePro (sumatriptan injection) needle-free delivery system payable to the Company under its Asset Purchase Agreement (“APA”) with Zogenix.

Under the terms of the royalty financing agreement, the Company received a loan of $8.5 million, less fees, transaction and legal expenses (approximately $473,000) and an additional $250,000 set aside for an Interest Reserve Account. The lenders are entitled to receive 100% of all royalties payable to the Company under the APA until the principal and accrued interest of the Term Loan are fully repaid, after which time the benefit of any further royalties made under the APA will accrue to Aradigm. The Term Loan will accrue interest at the rate equal to the greater of a) LIBOR or b) 1.50%, plus a margin of 14.5%. To the extent royalty payments are insufficient to pay accrued and unpaid interest under the financing, the shortfall will be funded from the Interest Reserve Account or, if the account is insufficient to pay all of the interest due, the shortfall will be capitalized and added to the principal balance of the Term Loan. The lenders were granted a security interest in the assets of an Aradigm subsidiary, Aradigm Royalty Financing LLC, which holds Aradigm’s rights to receive royalty payments under the APA. The lenders have no recourse to other assets of Aradigm for repayment of the loan. Amortization of the Term Loan will occur to the extent that royalties payments received for any quarter exceed accrued interest due for that quarter.

The Company has the right to prepay the Term Loan after June 21, 2012, subject to the payment of the principal balance plus a prepayment fee of 8% of the outstanding balance if prepaid in months 13-24 following the transaction closing date of June 21, 2011; 4% if prepaid in months 25-36; and 2% if prepaid in months 37-48. There will be no prepayment fee for prepaying the Term Loan after the forty-eight (48) month anniversary of the closing date. In addition, the Company has the right to make partial prepayments in an amount no less than the greater of (i) 10% of the principal balance of the Term Loan outstanding as of the applicable prepayment date or (ii) $1,000,000. Under no circumstances will the receipt of royalty payments from Zogenix in excess of the accrued interest then due be considered prepayments under the Term Loan.

In accordance with Accounting Standards Topic 470—Debt, the Company capitalized the fees, transaction and legal expenses of approximately $473,000 and recorded this amount in other assets. The capitalized expenses will be amortized to interest expense using the effective interest method over a period of 48 months. The Interest Reserve account was recorded in prepaid and other current assets.

In connection with the transaction, the Company issued to the lenders warrants to purchase a total of 2,840,909 shares of the Company’s common stock at a strike price of $0.22 per share, representing a 20% premium above the average closing price of the Company’s common stock for the ten trading days immediately preceding the closing of the transaction. The warrants expire on December 31, 2016. In accordance with Accounting Standards Topic 815—Derivatives and Hedging, the warrants were accounted for as equity instruments and their fair value was determined to be approximately $390,000. The relative fair value of the warrants is considered a discount against the note and was recorded as a reduction of the note payable. The note discount is being amortized to interest expense using the effective interest method with an annual rate of 18.7% over a period of 48 months.

Novo Nordisk A/S Debt Extinguishment

On September 15, 2010, the Company closed the issuance to Novo Nordisk A/S of 26,000,000 shares of common stock under a stock purchase agreement, dated as of July 30, 2010, by and among Aradigm and Novo Nordisk A/S (the “Novo Nordisk Stock Purchase Agreement”), in consideration for the termination of all of the Company’s obligations under a promissory note and security agreement dated July 3, 2006 in favor of Novo Nordisk A/S. The closing occurred after the Company held a special meeting of shareholders on September 14, 2010 and obtained the requisite shareholder approval on a proposal to amend its amended and restated articles of incorporation to increase the total number of authorized shares of its common stock to cover the 26,000,000 shares issuable under the Novo Nordisk Stock Purchase Agreement. An amended and restated stock purchase agreement, dated as of January 26, 2005, previously entered into by the Company, Novo Nordisk A/S and Novo Nordisk Pharmaceuticals, Inc. in connection with the January 2005 restructuring transaction with Novo Nordisk was also terminated at the closing. The July 3, 2006 promissory note and security agreement had evidenced, among other things, a loan that had been previously made by Novo Nordisk A/S to the Company in the principal amount of $7.5 million, which bore interest accruing at 5% per annum and the principal, along with the accrued interest, had been payable in three equal payments of approximately $3.5 million on July 2, 2012, July 1, 2013 and June 30, 2014.

The Company valued the common stock issued at $4.7 million using the closing price on the day preceding the day of issuance of the shares following the special meeting of shareholders and recorded the difference between the value of the common stock issued and the carrying value of the note and accrued interest as a “Gain from debt extinguishment” of $4.5 million in the consolidated statement of operations. The “Gain from debt extinguishment” on the consolidated statement of operations was reduced by direct legal costs incurred of $91,000. The impact on earnings per share was a net gain of $0.03 as of December 31, 2010.